Warrant Liabilities - Additional Information (Detail) - Warrants [Member]					3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 17, 2022 $ / shares shares	Nov. 29, 2021 CAD ($) shares		Aug. 13, 2021 $ / shares shares	Sep. 30, 2022 CAD ($)	Sep. 30, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($)		Sep. 30, 2022 $ / shares	Sep. 30, 2022 CAD ($) $ / shares yr	Dec. 31, 2021 USD ($)		Nov. 29, 2021 USD ($) $ / shares		Nov. 09, 2021	Aug. 13, 2021 CAD ($)
Disclosure of financial liabilities [line items]
Warrant liability										$ 552,250	$ 552,250
Warrant Liability Related To ATB Financial [Member]
Disclosure of financial liabilities [line items]
Warrants issued during period | shares	183,486
Warrants exercise price	$ 5.45
Financial liabilities, at fair value | $							$ 195,066
2021 Debentures [Member]
Disclosure of financial liabilities [line items]
Warrants issued during period | shares				2,107,787		2,107,787
Warrants exercise price				$ 6.87					$ 6.87
Warrants Maturity				August 2024
Financial liabilities, at fair value | $							1,868,541			$ 13,363						$ 5,947,689
Gains on change in fair value of derivatives | $					$ 375,889	$ 1,884,958	$ 4,177,825
2021 Debentures [Member] | Fair Value Per Warrant Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities							0.89	[1]		0.01	0.89	[1]			2.19	2.82	[1]
2021 Debentures [Member] | Share Price Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities										2.19
2021 Debentures [Member] | Canadian Dollar Equivalent Exercise Price of Warrant Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities										9.41
2021 Debentures [Member] | Risk Free Rate Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities		1.18					0.88			0.042	0.88		1.18			0.43
2021 Debentures [Member] | Expected Life Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities							2.62			1.9	2.62				5	3
2021 Debentures [Member] | Historical volatility for shares, measurement input [member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities		45	[2]				45	[2],[3]		0.43	45	[2],[3]	45	[2]		71.5	[3]
US$ equity financing [Member]
Disclosure of financial liabilities [line items]
Warrants issued during period | shares		2,415,000				2,415,000
Warrants exercise price									$ 4.75				$ 4.75
Financial liabilities, at fair value		$ 5,302,004					$ 6,106,596			$ 827,155			$ 4,158,396
Gains on change in fair value of derivatives | $					$ 1,984,046	$ 5,474,057
US$ equity financing [Member] | Fair Value Per Warrant Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities							2.53		0.25	0.34	2.53
US$ equity financing [Member] | Risk Free Rate Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities							1.25				1.25
US$ equity financing [Member] | Expected Life Measurement Input [Member]
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities							4.92				4.92

[1]	Considers a liquidity discount of 20% in determining the fair value per warrant as these warrants are not publicly traded.
[2]	Expected volatility at represents implied volatility of the Company’s traded warrants.
[3]	Expected volatility at December 31, 2021 measured at implied volatility of traded warrants.